Fair Value Measurements Fair Value, by Balance Sheet Grouping (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 46,510	$ 24,381	$ 14,292
Interest bearing deposits in banks	21,922	24,020
Loans held for sale	11,014	4,888
Loans, Gross	444,145	424,319
Loans and loans held for sale, net	439,627	420,270
Accrued interest receivable	1,539	1,810
Deposits
Noninterest bearing	83,715	76,656
Interest bearing	273,505	239,058
Time	152,773	157,725
Deposits	509,993	473,439
Borrowed funds [Abstract]
Borrowed funds	15,747	29,015
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510
Interest bearing deposits in banks	0
Investment securities	3,499
Loans held for sale	0
Accrued interest receivable	15
Deposits
Noninterest bearing	83,715
Interest bearing	0
Time	0
Borrowed funds [Abstract]
Short-term, Fair Value	3,989
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0
Interest bearing deposits in banks	22,158
Investment securities	22,608
Loans held for sale	11,313
Accrued interest receivable	1,524
Deposits
Noninterest bearing	0
Interest bearing	273,509
Time	153,565
Borrowed funds [Abstract]
Short-term, Fair Value	0
Long-term, Fair Value	14,272
Accrued interest payable	300
Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	154,938	147,426
Residential Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Residential Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	146,216
Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	36,018	28,077
Construction Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Construction Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	41,364
Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	183,900	189,770
Commercial Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Commercial Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	178,880
Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	21,463	23,018
Commercial [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Commercial [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	20,676
Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	6,065	6,134
Consumer [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Consumer [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	6,192
Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	41,761	29,894
Municipal [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	0
Municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	49,188
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	21,922	24,020
Investment securities	26,126	46,954
Loans held for sale	11,014
Loans and loans held for sale, net		425,158
Accrued interest receivable	1,539	1,810
Nonmarketable equity securities	1,976	1,976
Deposits
Noninterest bearing	83,715
Interest bearing	273,505
Time	152,773
Deposits		473,439
Borrowed funds [Abstract]
Short-term	3,989
Long-term	11,758
Borrowed funds		29,015
Accrued interest payable	300	356
Carrying Amount [Member] | Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	153,696
Carrying Amount [Member] | Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	35,573
Carrying Amount [Member] | Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	181,290
Carrying Amount [Member] | Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	21,297
Carrying Amount [Member] | Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	6,027
Carrying Amount [Member] | Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Gross	41,744
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	46,510	24,381
Interest bearing deposits in banks	22,158	24,324
Investment securities	26,107	46,952
Loans held for sale	11,313
Loans and loans held for sale, net		415,823
Accrued interest receivable	1,539	1,810
Deposits
Noninterest bearing	83,715
Interest bearing	273,509
Time	153,565
Deposits		474,509
Borrowed funds [Abstract]
Short-term, Fair Value	3,989
Long-term, Fair Value	14,272
Borrowed funds, Fair Value		33,696
Accrued interest payable	300	356
Estimated Fair Value [Member] | Residential Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	146,216
Estimated Fair Value [Member] | Construction Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	41,364
Estimated Fair Value [Member] | Commercial Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	178,880
Estimated Fair Value [Member] | Commercial [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	20,676
Estimated Fair Value [Member] | Consumer [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	6,192
Estimated Fair Value [Member] | Municipal [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Fair Value	$ 49,188